Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2019 and 2020:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2019
Repurchase agreements	2,596	8,537	2,403	1,104	14,640
Securities lending transactions	1,012	473	—	313	1,798

Total	3,608	9,010	2,403	1,417	16,438

2020
Repurchase agreements	6,357	5,467	4,867	1,280	17,971
Securities lending transactions	877	231	—	316	1,424

Total	7,234	5,698	4,867	1,596	19,395

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2019 and 2020:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2019
Japanese government bonds and Japanese local government bonds	2,118	430
Foreign government bonds and foreign agency mortgage-backed securities	11,613	396
Commercial paper and corporate bonds	223	52
Equity securities	492	902
Other	194	18

Total (Note)	14,640	1,798

2020
Japanese government bonds and Japanese local government bonds	1,790	269
Foreign government bonds and foreign agency mortgage-backed securities	15,218	359
Commercial paper and corporate bonds	273	50
Equity securities	542	730
Other	148	16

Total (Note)	17,971	1,424

Note:	Amounts exceeded the gross amounts recognized in Note 28 “Offsetting of financial assets and financial liabilities” by ¥1,194 billion and ¥1,227 billion, at March 31, 2019 and 2020, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.